COMMITMENTS AND CONTINGENCIES - OPERATING LEASE PAYMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Notes to Financial Statements [Abstract]
Minimum rental commitments, 2014	$ 254
Minimum rental commitments, 2015	241
Minimum rental commitments, 2016	196
Minimum rental commitments, 2017	161
Minimum rental commitments, 2018	141
Minimum rental commitments, thereafter	$ 519